THE SELECT SECTOR SPDR® TRUST

(the “Trust”)

The Communication Services Select Sector SPDR® Premium Income Fund (XLCI)

The Consumer Discretionary Select Sector SPDR® Premium Income Fund (XLYI)

The Consumer Staples Select Sector SPDR® Premium Income Fund (XLSI)

The Energy Select Sector SPDR® Premium Income Fund (XLEI)

The Financial Select Sector SPDR® Premium Income Fund (XLFI)

The Health Care Select Sector SPDR® Premium Income Fund (XLVI)

The Industrial Select Sector SPDR® Premium Income Fund (XLII)

The Materials Select Sector SPDR® Premium Income Fund (XLBI)

The Real Estate Select Sector SPDR® Premium Income Fund (XLRI)

The Technology Select Sector SPDR® Premium Income Fund (XLKI)

The Utilities Select Sector SPDR® Premium Income Fund (XLUI)

(each a “Fund”, and collectively, the “Funds”)

Supplement dated November 19, 2025 to the Prospectus, Summary Prospectuses and

Statement of Additional Information, each dated July 29, 2025,

as may be supplemented from time to time.

This supplement replaces and supersedes the supplement dated November 14, 2025

Effective December 1, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectus, Summary Prospectuses and SAI will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date
The Communication Services Select Sector SPDR Premium Income Fund	State Street® Communication Services Select Sector SPDR® Premium Income ETF
The Consumer Discretionary Select Sector SPDR Premium Income Fund	State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF
The Consumer Staples Select Sector SPDR Premium Income Fund	State Street® Consumer Staples Select Sector SPDR® Premium Income ETF
The Energy Select Sector SPDR Premium Income Fund	State Street® Energy Select Sector SPDR® Premium Income ETF
The Financial Select Sector SPDR Premium Income Fund	State Street® Financial Select Sector SPDR® Premium Income ETF
The Health Care Select Sector SPDR Premium Income Fund	State Street® Health Care Select Sector SPDR® Premium Income ETF
The Industrial Select Sector SPDR Premium Income Fund	State Street® Industrial Select Sector SPDR® Premium Income ETF
The Materials Select Sector SPDR Premium Income Fund	State Street® Materials Select Sector SPDR® Premium Income ETF
The Real Estate Select Sector SPDR Premium Income Fund	State Street® Real Estate Select Sector SPDR® Premium Income ETF
The Technology Select Sector SPDR Premium Income Fund	State Street® Technology Select Sector SPDR® Premium Income ETF
The Utilities Select Sector SPDR Premium Income Fund	State Street® Utilities Select Sector SPDR® Premium Income ETF

These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

111925SUPP1